Shareholders' Deficit - Schedule of Common Stock Issuance (Details) - Common Stock [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, shares	1,545,426	752,701
Share price conversion adjustment		365,895
Conversion of preferred stock to common stock and payment of preferred dividend paid with common stock	7,290	224,920
Issuance of common stock for professional services and fees	69,256	25,556
Share-based compensation	21,898	3,203
Issuance of common stock under Associate Stock Purchase Plan	13,452	7,378
Warrant exercises	256,337	126,605
Shares issued to Lincoln Park Capital Fund under Equity Line Agreement		52,449
Issuance of restricted common stock to Associates, net of forfeitures		3,733
Director equity exchange agreement		(17,014)
March 2016 equity offering	189,733
Balance, shares	2,103,392	1,545,426